DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Revenue	$ 33,775,662	$ 44,065,882	$ 69,401,630		$ 83,735,878	$ 157,112,281	$ 119,919,169
Cost of goods sold	278,719	406,103		$ 558,250	1,348,645	22,989,561	1,424,358
Gross Profit	17,943,605	12,826,973	34,767,663		32,219,149	58,120,974	55,450,812
Expenses:
General and Administrative	33,568,436	60,318,947	65,252,040		114,413,896	200,273,872	239,344,688
Sales and Marketing	217,254	3,609,997	410,639		9,392,777	10,641,912	27,548,784
Depreciation and Amortization	6,023,730	3,705,231	9,376,584		7,065,198	16,880,094	12,439,105
Impairment Expense						26,273,287
Total Expenses	44,354,733	81,492,875	69,252,112		152,440,877	505,563,839	305,491,902
Loss from Operations	(26,411,128)	(68,665,902)	(34,484,449)		(120,221,728)	(447,442,865)	(250,041,090)
Other Expense (Income):
Other Expense	19,681,108	2,385,757	$ 31,434,453		28,208,941	67,905,451	12,984,414
Loss on Discontinued Operations Before Provision for Income Taxes	(46,092,236)	(71,051,659)		(65,918,902)	(148,430,669)
Arizona [Member]
Revenue	1,741,505	4,276,771		3,341,495	8,581,520	15,164,131	10,044,235
Cost of goods sold	1,223,372	2,054,833		2,492,124	5,935,439	11,947,208	4,010,987
Gross Profit	518,133	2,221,938		849,371	2,646,081	3,216,923	6,033,248
Expenses:
General and Administrative	718,101	1,961,132		1,694,712	3,784,884	6,905,155	4,702,461
Sales and Marketing	10,600	42,057		17,101	43,005	81,489	0
Depreciation and Amortization	32,060	662,393		81,202	1,161,721	1,532,792	1,280,090
Impairment Expense	0	46,702,659		0	46,702,659
Total Expenses	760,761	49,368,241		1,793,015	51,692,269	8,519,436	5,982,551
Loss from Operations	(242,628)	(47,146,303)		(943,644)	(49,046,188)	(5,302,513)	50,697
Other Expense (Income):
Impairment of Assets						46,702,660	0
Other Expense	(34,391)	232		2,665	5,592	5,385	167,550
Total Other Expense	(34,391)	232		2,665	5,592	46,708,045	167,550
Loss on Discontinued Operations Before Provision for Income Taxes	(208,237)	(47,146,535)		(946,309)	(49,051,780)	(52,010,559)	(116,853)
Provision for Income Tax Benefit (Expense)	1,410,003	10,300,882		(534,100)	9,125,732	1,229,520	(1,147,343)
Income (Loss) on Discontinued Operations	$ 1,201,766	$ (36,845,653)		$ (1,480,409)	$ (39,926,048)	$ (50,781,039)	$ (1,264,196)